Other Account Receivables - Schedule of Other Account Receivables (Details) - ILS (₪)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Account Receivables [Abstract]
Governmental Institutions	₪ 1,227	₪ 4,948
Related party	29,860	39,114
Other account receivables	14,620	11,700
Total	₪ 45,707	₪ 55,762